Financial Instruments - Summary of Credit Quality of Financial Assets (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Cash and cash equivalents	S/ 900,168	S/ 950,701	S/ 807,214
Financial assets neither past due nor impaired [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	896,832	943,714
Financial assets neither past due nor impaired [member] | Banco de Crdito del Peru [member] | A + [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	351,515	303,193
Financial assets neither past due nor impaired [member] | Banco Continental [member] | A + [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	147,868	186,239
Financial assets neither past due nor impaired [member] | Citibank [member] | A + [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	128,100	183,723
Financial assets neither past due nor impaired [member] | Banco Santander - Peru [member] | A + [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	54,478	114
Financial assets neither past due nor impaired [member] | Banco Scotiabank [member] | A + [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	52,448	64,106
Financial assets neither past due nor impaired [member] | Banco Interbank [member] | A- [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	22,882	56,114
Financial assets neither past due nor impaired [member] | Banco Interbank [member] | (A) [Member]
Disclosure of financial assets [line items]
Cash and cash equivalents	45,808	41,718
Financial assets neither past due nor impaired [member] | Fondo de Inversion Alianza [member] | AA + [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	21,247	46
Financial assets neither past due nor impaired [member] | Santander colombia [member] | A- [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	18,256	15,183
Financial assets neither past due nor impaired [member] | Banco Scotiabank - Chile [member] | AAA [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	2,114	9,801
Financial assets neither past due nor impaired [member] | Banco Bogota [member] | (BBB-)
Disclosure of financial assets [line items]
Cash and cash equivalents	12,194	7,255
Financial assets neither past due nor impaired [member] | Banco de Crdito e Inversiones-Chile [member] | A- [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	8,579	1,407
Financial assets neither past due nor impaired [member] | Bancolombia [Member] | (BBB-)
Disclosure of financial assets [line items]
Cash and cash equivalents	8,516	115
Financial assets neither past due nor impaired [member] | Banco Santander - Chile [member] | AAA [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	17,174	5,833
Financial assets neither past due nor impaired [member] | Credicorp capital colombia [member] | AAA [member]
Disclosure of financial assets [line items]
Cash and cash equivalents		44,338
Financial assets neither past due nor impaired [member] | JP Morgan [member] | A + [member]
Disclosure of financial assets [line items]
Cash and cash equivalents		17,853
Financial assets neither past due nor impaired [member] | Others [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	S/ 5,653	S/ 6,676